Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 10,837,598	$ 3,208,092
Trade accounts receivable, net	1,142,156	1,432,114
Other receivables	1,314,176	870,415
Inventories	1,045,563	1,291,279
Restricted cash	937,958	655,739
Due from related companies	7,316
Prepaid expenses	375,353	172,398
Vessel held for sale		2,814,046
Total current assets	15,660,120	10,444,083
Fixed assets
Vessels, net	123,883,084	105,584,633
Advances for vessels under construction and vessel acquisition deposits	9,609	17,753,737
Long-term assets
Restricted cash	6,634,267	5,484,268
Deferred charges, net		426,783
Other investment	4,000,000	4,000,000
Total long-term assets	134,526,960	133,249,421
Total assets	150,187,080	143,693,504
Current liabilities
Long-term debt, current portion	11,221,820	5,549,218
Trade accounts payable and accrued expenses	3,696,602	3,176,556
Deferred revenues	569,422	437,322
Loan from related party		11,539
Total current liabilities	15,487,844	11,174,635
Long-term liabilities
Long-term debt, net of current portion	48,252,289	44,366,976
Derivatives	235,109	240,181
Total long-term liabilities	48,487,398	44,607,157
Total liabilities	63,975,242	55,781,792
Commitments and Contingencies
Preferred shares (par value $0.01, 20,000,000 preferred shares authorized, 35,505 and 35,943 shares issued and outstanding, respectively)	34,242,680	33,804,948
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 10,876,112 and 11,177,892 issued and outstanding, respectively)	335,343	326,283
Additional paid-in capital	284,238,635	283,757,739
Accumulated deficit	(232,604,820)	(229,977,258)
Total shareholders’ equity	51,969,158	54,106,764
Total liabilities, mezzanine equity and shareholders’ equity	150,187,080	143,693,504
Euroseas Ltd (Member)
Current liabilities
Loan from related party		$ 2,000,000